SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)	9 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 JPY (¥) shares	Sep. 30, 2024 JPY (¥) shares	Dec. 31, 2024 JPY (¥)	Sep. 30, 2025 JPY (¥)
Product Information [Line Items]
Foreign currency transactions			Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the nine months ended September 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY147.97, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.
Cash				¥ 0	¥ 0
Allowance for credit losses of accounts receivable	$ 53,840	¥ 966,637		3,648,121
Total deferred expenses	187,838			29,643,193	27,794,398
Impairment of long-lived assets		0		0
Charges related to IPO	657,444	97,282,052
Deferred IPO costs	1,721,728			¥ 157,482,065	¥ 254,764,117
Registration fees	342,611	50,696,141	¥ 56,244,647
Advertising expenses	614,669	90,952,532	82,751,867
Grant income	$ 100,716	¥ 14,902,919	¥ 14,205,788
Dilutive shares | shares	3,000	3,000	2,156,055
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | A Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	10.20%	10.20%		21.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | B Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				12.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | C Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	12.60%	12.60%		10.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | D Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	13.80%	13.80%